ING [Logo]

ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY) SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 6, 2004

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2004
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                     ("ING FOCUS" AND "ING ROLLOVER CHOICE")

The information in this supplement updates and amends certain information contained in the above-referenced prospectuses, each dated May 1, 2004. You should read and keep this supplement along with the prospectus.

Effective August 6, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

                           ING GET U.S. Core Portfolio
                           ING VP Balanced Portfolio
                           ING VP Growth and Income Portfolio
                           ING VP Growth Portfolio
                           ING VP Index Plus LargeCap Portfolio
                           ING VP Index Plus MidCap Portfolio
                           ING VP Index Plus SmallCap Portfolio
                           ING VP Intermediate Bond Portfolio
                           ING VP International Equity Portfolio
                           ING VP Small Company Portfolio
                           ING VP Value Opportunity Portfolio

The information appearing in the Fund Expense Table for all Janus investment options is deleted and replaced with the following to reflect reductions in fund Management (Advisory) Fees effective July 1, 2004.


                                                                                    TOTAL FUND                  NET FUND
                                                          DISTRIBUTION                ANNUAL                     ANNUAL
                                                            AND/OR                   EXPENSES        TOTAL      EXPENSES
                                               INVESTMENT   SERVICE                   WITHOUT       WAIVERS       AFTER
                                                ADVISORY    (12B-1)      OTHER      WAIVERS OR        OR       WAIVERS OR
  FUND NAME                                       FEES        FEE       EXPENSES    REDUCTIONS    REDUCTIONS   REDUCTIONS
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Service
   Shares)                                        0.55%       0.25%       0.02%         0.82%          --          0.82%
Janus Aspen Flexible Income Portfolio
   (Service Shares)                               0.50%       0.25%       0.04%         0.79%          --          0.79%
Janus Aspen Growth Portfolio (Service Shares)     0.64%       0.25%       0.02%         0.91%          --          0.91%
Janus Aspen Worldwide Growth Portfolio
   (Service Shares)                               0.60%       0.25%       0.06%         0.91%          --          0.91%



Rollover Choice/Focus - 133546                                         08/06/04

ING VP BOND PORTFOLIO
---------------------
Effective August 16, 2004, the fund name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B and the portfolio name, wherever it appears in the prospectus, is amended to reflect the change in the name of the fund and portfolio from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.














ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY) ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

ING [Logo]


Rollover Choice/Focus - 133546                                         08/06/04